Debt (Details) (USD $) In Millions, unless otherwise specified					6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 $1.125 billion newbuild facility [Member]	Jun. 30, 2014 Golar Arctic Facility [Member]	Jun. 30, 2014 World Shipholding Limited [Member]	Jun. 30, 2014 Golar Igloo [Member] $1.125 billion newbuild facility [Member]	Jun. 30, 2014 Golar Crystal [Member] $1.125 billion newbuild facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt and Due to Related Parties	$ 782.0	$ 717.0
Short-term Debt	67.6
Repayments of Related Party Debt					50.0
Proceeds from Lines of Credit						161.3	127.9
Long-term Line of Credit				88.8
Line of Credit Facility, Maximum Borrowing Capacity			1,125
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed by Buyer						$ 161.3